Expense Example	Feb. 04, 2026 USD ($)
Nicholas Gold Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 109
Expense Example, with Redemption, 3 Years	340
Nicholas Silver Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	368
Nicholas Nuclear Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
Nicholas Defense and Rare Earth Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	$ 353